Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Cost of goods sold from related party	$ 137,080	$ 1,247,897	$ 549,802	$ 2,688,893	$ 3,905,248	$ 3,474,012
Financing costs to related party	6,177,406		6,177,406
Interest expense to related parties	$ 16,868	$ 30,487	$ 39,781	$ 54,109	$ 109,863	$ 56,626